Interest Expense, Net - Additional Information (Detail) (Floating Rate Notes [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Floating Rate Notes [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income (expense), net	$ 2	$ 6	$ 3